Columbia Corporate Income Fund
First Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Mr. Cooper Group, Inc.(a)	1,782	160,166
Total Financials		160,166
Total Common Stocks (Cost $1,077,470)		160,166

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	471,000	286,089
Total Convertible Bonds (Cost $458,424)			286,089

Corporate Bonds & Notes 95.2%

Aerospace & Defense 5.7%
BAE Systems Holdings, Inc.(b)
10/07/2024	3.800%	3,635,000	3,617,776
BAE Systems PLC(b)
03/26/2029	5.125%	2,015,000	2,040,214
02/15/2031	1.900%	29,890,000	24,832,274
Boeing Co. (The)
08/01/2059	3.950%	15,172,000	10,085,073
05/01/2060	5.930%	4,440,000	4,086,598
Bombardier, Inc.(b)
04/15/2027	7.875%	100,000	100,178
07/01/2031	7.250%	147,000	151,412
L3Harris Technologies, Inc.
07/31/2033	5.400%	4,690,000	4,776,829
06/01/2034	5.350%	7,660,000	7,766,548
Lockheed Martin Corp.
11/15/2054	5.700%	8,000,000	8,482,871
Moog, Inc.(b)
12/15/2027	4.250%	139,000	133,118
Northrop Grumman Corp.
06/01/2054	5.200%	11,825,000	11,381,642
Raytheon Technologies Corp.
03/15/2032	2.375%	19,696,000	16,557,688
Spirit AeroSystems, Inc.(b)
11/30/2029	9.375%	325,000	351,757
11/15/2030	9.750%	389,000	433,758
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(b)
08/15/2028	6.750%	567,000	578,153
03/01/2029	6.375%	1,180,000	1,202,537
03/01/2032	6.625%	1,205,000	1,232,636
Total			97,811,062
Airlines 0.2%
American Airlines, Inc.(b)
05/15/2029	8.500%	200,000	205,746
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	1,354,621	1,345,181
04/20/2029	5.750%	179,155	175,075
Hawaiian Brand Intellectual Property Ltd.(b)
04/15/2029	11.000%	637,727	607,167
United Airlines, Inc.(b)
04/15/2026	4.375%	219,000	213,486
04/15/2029	4.625%	245,000	231,633
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	829,860	837,244
Total			3,615,532
Automotive 0.3%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	109,000	108,242
Clarios Global LP(b)
05/15/2025	6.750%	80,000	80,096
Ford Motor Credit Co. LLC
09/08/2024	3.664%	1,168,000	1,164,936
06/16/2025	5.125%	256,000	254,790
08/04/2025	4.134%	828,000	815,722
11/13/2025	3.375%	610,000	594,719
KAR Auction Services, Inc.(b)
06/01/2025	5.125%	110,000	109,213
Panther BF Aggregator 2 LP/Finance Co., Inc.(b)
05/15/2026	6.250%	60,000	59,987
05/15/2027	8.500%	703,000	709,278
ZF North America Capital, Inc.(b)
04/14/2030	7.125%	314,000	326,022
04/23/2032	6.875%	413,000	426,854
Total			4,649,859
Banking 14.2%
Bank of America Corp.(c)
10/24/2031	1.922%	34,690,000	29,062,965
10/20/2032	2.572%	11,161,000	9,491,447
02/04/2033	2.972%	11,010,000	9,537,449

Columbia Corporate Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/21/2036	2.482%	4,644,000	3,795,338
Citigroup, Inc.(c)
06/03/2031	2.572%	12,483,000	10,948,974
01/25/2033	3.057%	12,863,000	11,169,202
06/11/2035	5.449%	6,872,000	6,984,796
Goldman Sachs Group, Inc. (The)(c)
07/21/2032	2.383%	27,628,000	23,237,807
10/21/2032	2.650%	6,082,000	5,174,592
HSBC Holdings PLC(c)
05/24/2032	2.804%	11,340,000	9,711,235
11/22/2032	2.871%	5,409,000	4,606,253
JPMorgan Chase & Co.(c)
07/22/2030	4.995%	18,369,000	18,503,309
11/08/2032	2.545%	26,490,000	22,587,510
04/22/2035	5.766%	3,565,000	3,733,655
Morgan Stanley(c)
07/21/2032	2.239%	10,301,000	8,603,316
10/20/2032	2.511%	4,275,000	3,608,246
07/19/2035	5.320%	7,814,000	7,875,625
Subordinated
09/16/2036	2.484%	11,454,000	9,291,114
PNC Financial Services Group, Inc. (The)(c)
07/23/2035	5.401%	4,200,000	4,243,882
US Bancorp(c)
06/12/2034	5.836%	4,671,000	4,850,758
01/23/2035	5.678%	3,735,000	3,834,434
Washington Mutual Bank(d),(e),(f)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(c)
10/30/2030	2.879%	4,553,000	4,120,750
07/25/2034	5.557%	28,962,000	29,629,030
Total			244,611,212
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(b)
03/01/2028	6.250%	607,000	582,178
AG TTMT Escrow Issuer LLC(b)
09/30/2027	8.625%	448,000	457,712
Aretec Escrow Issuer 2, Inc.(b)
08/15/2030	10.000%	542,000	578,567
Aretec Escrow Issuer, Inc.(b)
04/01/2029	7.500%	457,000	432,517
Hightower Holding LLC(b)
04/15/2029	6.750%	576,000	537,453
Hightower Holding LLC(b),(g)
01/31/2030	9.125%	768,000	779,244
Total			3,367,671
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(b)
01/15/2028	4.000%	455,000	429,973
Beacon Roofing Supply, Inc.(b)
11/15/2026	4.500%	550,000	533,911
08/01/2030	6.500%	292,000	298,821
Interface, Inc.(b)
12/01/2028	5.500%	210,000	203,670
James Hardie International Finance DAC(b)
01/15/2028	5.000%	572,000	551,429
Masterbrand, Inc.(b)
07/15/2032	7.000%	137,000	140,738
Summit Materials LLC/Finance Corp.(b)
01/15/2029	5.250%	78,000	76,297
01/15/2031	7.250%	472,000	492,267
White Cap Buyer LLC(b)
10/15/2028	6.875%	821,000	812,621
Total			3,539,727
Cable and Satellite 2.6%
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.125%	163,000	158,305
03/01/2030	4.750%	1,424,000	1,274,442
02/01/2031	4.250%	1,353,000	1,151,735
02/01/2032	4.750%	531,000	454,909
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	942,000	789,478
CCO Holdings LLC/Holdings Capital Corp.(b)
01/15/2034	4.250%	500,000	394,939
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	19,808,000	16,364,642
12/01/2061	4.400%	981,000	654,292
06/30/2062	3.950%	1,650,000	1,006,858
Comcast Corp.
06/01/2054	5.650%	11,900,000	12,133,867
CSC Holdings LLC(b)
02/01/2028	5.375%	750,000	594,791
01/31/2029	11.750%	258,000	233,085
01/15/2030	5.750%	664,000	267,440
12/01/2030	4.125%	399,000	276,270
02/15/2031	3.375%	504,000	334,940
DISH Network Corp.(b)
11/15/2027	11.750%	996,000	995,934
NBCUniversal Media LLC
01/15/2043	4.450%	1,810,000	1,597,414
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	1,933,000	1,839,133
07/15/2028	4.000%	641,000	588,297
07/01/2030	4.125%	461,000	401,165
Columbia Corporate Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(b)
07/15/2030	5.000%	677,000	570,690
Virgin Media Secured Finance PLC(b)
05/15/2029	5.500%	168,000	156,316
VZ Secured Financing BV(b)
01/15/2032	5.000%	990,000	865,630
Ziggo Bond Co. BV(b)
02/28/2030	5.125%	238,000	209,521
Ziggo Bond Finance BV(b)
01/15/2027	6.000%	206,000	204,844
Ziggo BV(b)
01/15/2030	4.875%	652,000	594,526
Total			44,113,463
Chemicals 0.7%
Avient Corp.(b)
08/01/2030	7.125%	237,000	243,391
Axalta Coating Systems LLC(b)
02/15/2029	3.375%	650,000	591,282
Axalta Coating Systems LLC/Dutch Holding B BV(b)
06/15/2027	4.750%	265,000	259,625
Cheever Escrow Issuer LLC(b)
10/01/2027	7.125%	180,000	181,806
Element Solutions, Inc.(b)
09/01/2028	3.875%	533,000	494,376
HB Fuller Co.
10/15/2028	4.250%	818,000	763,627
Herens Holdco Sarl(b)
05/15/2028	4.750%	485,000	420,956
Illuminate Buyer LLC/Holdings IV, Inc.(b)
07/01/2028	9.000%	355,000	357,347
INEOS Finance PLC(b)
04/15/2029	7.500%	757,000	771,628
INEOS Quattro Finance 2 PLC(b)
03/15/2029	9.625%	537,000	575,607
Ingevity Corp.(b)
11/01/2028	3.875%	366,000	335,269
Innophos Holdings, Inc.(b)
02/15/2028	9.375%	401,000	347,228
Iris Holdings, Inc.(b),(h)
02/15/2026	8.750%	245,000	203,579
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	337,000	310,860
11/15/2028	9.750%	956,000	1,016,768
10/01/2029	6.250%	393,000	360,628
06/15/2031	7.250%	644,000	644,785
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPCM SA(b)
03/15/2027	3.125%	46,000	42,633
WR Grace Holdings LLC(b)
06/15/2027	4.875%	3,063,000	2,965,372
08/15/2029	5.625%	675,000	617,925
03/01/2031	7.375%	149,000	152,937
Total			11,657,629
Construction Machinery 0.1%
H&E Equipment Services, Inc.(b)
12/15/2028	3.875%	895,000	817,937
Herc Holdings, Inc.(b)
06/15/2029	6.625%	418,000	426,789
Ritchie Bros Holdings, Inc.(b)
03/15/2028	6.750%	125,000	127,630
03/15/2031	7.750%	292,000	307,392
United Rentals North America, Inc.
05/15/2027	5.500%	49,000	48,863
02/15/2031	3.875%	181,000	163,529
01/15/2032	3.750%	211,000	186,384
Total			2,078,524
Consumer Cyclical Services 0.2%
APX Group, Inc.(b)
07/15/2029	5.750%	68,000	66,154
Arches Buyer, Inc.(b)
06/01/2028	4.250%	349,000	311,177
12/01/2028	6.125%	658,000	546,122
Match Group Holdings II LLC(b)
10/01/2031	3.625%	590,000	509,349
Match Group, Inc.(b)
06/01/2028	4.625%	174,000	165,933
Uber Technologies, Inc.(b)
01/15/2028	6.250%	257,000	259,286
08/15/2029	4.500%	1,087,000	1,049,045
Total			2,907,066
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(b)
07/15/2025	6.750%	1,089,000	1,081,414
Newell Brands, Inc.
06/01/2025	4.875%	92,000	91,494
09/15/2027	6.375%	169,000	169,238
Prestige Brands, Inc.(b)
01/15/2028	5.125%	509,000	497,717
04/01/2031	3.750%	237,000	209,056

Columbia Corporate Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	150,000	132,468
02/01/2032	4.375%	237,000	209,765
Total			2,391,152
Diversified Manufacturing 1.8%
Carrier Global Corp.
02/15/2030	2.722%	27,543,000	24,818,212
Chart Industries, Inc.(b)
01/01/2030	7.500%	282,000	293,536
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	1,548,000	1,576,445
EMRLD Borrower LP/Co-Issuer, Inc.(b)
07/15/2031	6.750%	356,000	363,154
Esab Corp.(b)
04/15/2029	6.250%	266,000	269,696
Gates Corp. (The)(b)
07/01/2029	6.875%	158,000	161,003
Madison IAQ LLC(b)
06/30/2028	4.125%	383,000	357,736
06/30/2029	5.875%	538,000	503,754
Resideo Funding, Inc.(b)
09/01/2029	4.000%	422,000	386,109
07/15/2032	6.500%	596,000	596,381
Velocity Vehicle Group LLC(b)
06/01/2029	8.000%	104,000	107,151
Vertical US Newco, Inc.(b)
07/15/2027	5.250%	424,000	415,406
WESCO Distribution, Inc.(b)
06/15/2028	7.250%	603,000	618,296
03/15/2029	6.375%	496,000	503,011
03/15/2032	6.625%	638,000	650,850
Total			31,620,740
Electric 13.5%
AEP Texas, Inc.
06/01/2033	5.400%	4,773,000	4,765,701
01/15/2050	3.450%	14,242,000	9,735,913
05/15/2051	3.450%	781,000	528,882
AES Corp. (The)
01/15/2031	2.450%	3,865,000	3,253,149
American Transmission Systems, Inc.(b)
01/15/2032	2.650%	6,334,000	5,401,259
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,506,159
08/10/2026	5.250%	16,125,000	16,207,765
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	1,218,000	1,169,841
02/15/2031	3.750%	1,052,000	932,515
01/15/2032	3.750%	215,000	187,545
Commonwealth Edison Co.
03/01/2030	2.200%	2,237,000	1,970,185
Dominion Energy, Inc.
08/15/2052	4.850%	3,710,000	3,288,788
DTE Electric Co.
03/01/2034	5.200%	8,410,000	8,553,835
DTE Energy Co.
03/01/2029	5.100%	21,455,000	21,653,918
06/15/2029	3.400%	2,351,000	2,200,916
Duke Energy Carolinas LLC
01/15/2054	5.400%	12,250,000	12,121,576
Duke Energy Corp.
08/15/2052	5.000%	1,102,000	988,856
Duke Energy Indiana LLC
04/01/2050	2.750%	4,029,000	2,509,628
04/01/2053	5.400%	9,860,000	9,661,004
Edison International
11/15/2028	5.250%	8,457,000	8,523,377
Emera US Finance LP
06/15/2046	4.750%	1,729,000	1,456,457
Eversource Energy
10/01/2024	2.900%	5,000,000	4,974,348
08/15/2030	1.650%	23,726,000	19,657,600
Exelon Corp.
03/15/2034	5.450%	2,929,000	2,986,667
03/15/2053	5.600%	7,260,000	7,198,321
FirstEnergy Corp.
03/01/2050	3.400%	2,000,000	1,384,230
Jersey Central Power & Light Co.(b)
03/01/2032	2.750%	1,783,000	1,515,465
Leeward Renewable Energy Operations LLC(b)
07/01/2029	4.250%	130,000	118,375
NextEra Energy Capital Holdings, Inc.
03/15/2034	5.250%	8,985,000	9,060,643
NextEra Energy Operating Partners LP(b)
10/15/2026	3.875%	145,000	139,131
09/15/2027	4.500%	928,000	888,406
01/15/2029	7.250%	417,000	433,227
NRG Energy, Inc.
01/15/2028	5.750%	7,000	6,970
NRG Energy, Inc.(b)
06/15/2029	5.250%	1,228,000	1,194,234
Oncor Electric Delivery Co. LLC(b)
06/15/2054	5.550%	6,594,000	6,665,045
Columbia Corporate Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
07/01/2050	4.950%	12,925,000	11,008,066
PG&E Corp.
07/01/2030	5.250%	398,000	384,674
San Diego Gas & Electric Co.
08/15/2028	4.950%	6,360,000	6,437,548
Southern California Edison Co.
06/01/2034	5.200%	8,186,000	8,214,207
TerraForm Power Operating LLC(b)
01/15/2030	4.750%	980,000	910,594
Virginia Electric and Power Co.
01/15/2034	5.000%	7,866,000	7,823,844
Vistra Operations Co. LLC(b)
09/01/2026	5.500%	159,000	157,717
02/15/2027	5.625%	408,000	404,843
07/31/2027	5.000%	252,000	246,866
05/01/2029	4.375%	310,000	292,628
10/15/2031	7.750%	749,000	791,443
04/15/2032	6.875%	325,000	334,766
WEC Energy Group, Inc.
09/12/2026	5.600%	5,730,000	5,808,659
10/15/2030	1.800%	12,256,000	10,243,211
Xcel Energy, Inc.
11/15/2031	2.350%	7,311,000	6,052,280
Total			233,951,277
Environmental 0.6%
Clean Harbors, Inc.(b)
02/01/2031	6.375%	90,000	91,099
GFL Environmental, Inc.(b)
08/01/2025	3.750%	7,660,000	7,573,093
12/15/2026	5.125%	364,000	360,740
08/01/2028	4.000%	320,000	300,719
06/15/2029	4.750%	509,000	484,448
01/15/2031	6.750%	298,000	306,233
Waste Pro USA, Inc.(b)
02/15/2026	5.500%	941,000	933,949
Total			10,050,281
Finance Companies 0.4%
GGAM Finance Ltd.(b)
02/15/2027	8.000%	555,000	574,181
04/15/2029	6.875%	541,000	554,581
Navient Corp.
10/25/2024	5.875%	111,000	110,758
06/15/2026	6.750%	475,000	480,236
03/15/2031	11.500%	411,000	454,876
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Finance Corp.
01/15/2029	9.000%	480,000	508,944
03/15/2030	7.875%	300,000	312,889
09/15/2030	4.000%	153,000	133,867
05/15/2031	7.500%	426,000	438,022
Provident Funding Associates LP/Finance Corp.(b)
06/15/2025	6.375%	325,000	315,489
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
03/01/2029	3.625%	321,000	294,922
10/15/2033	4.000%	2,090,000	1,800,259
Springleaf Finance Corp.
11/15/2029	5.375%	33,000	31,697
United Wholesale Mortgage LLC(b)
06/15/2027	5.750%	230,000	226,928
04/15/2029	5.500%	30,000	28,956
Total			6,266,605
Food and Beverage 5.3%
Bacardi Ltd.(b)
05/15/2028	4.700%	4,192,000	4,134,321
Bacardi Ltd./Bacardi-Martini BV(b)
06/15/2033	5.400%	27,730,000	27,665,468
Campbell Soup Co.
03/21/2034	5.400%	14,732,000	14,979,025
Chobani LLC/Finance Corp., Inc.(b)
07/01/2029	7.625%	183,000	189,627
Coca-Cola Co. (The)
05/13/2064	5.400%	2,285,000	2,320,985
Constellation Brands, Inc.
08/01/2029	3.150%	3,499,000	3,240,260
05/01/2033	4.900%	5,922,000	5,842,124
Darling Ingredients, Inc.(b)
06/15/2030	6.000%	552,000	547,738
Diageo Capital PLC
10/05/2033	5.625%	6,885,000	7,298,622
FAGE International SA/USA Dairy Industry, Inc.(b)
08/15/2026	5.625%	1,159,000	1,146,778
Kraft Heinz Foods Co.
06/01/2026	3.000%	12,937,000	12,528,415
Mondelez International, Inc.
03/17/2027	2.625%	7,780,000	7,385,480
Post Holdings, Inc.(b)
04/15/2030	4.625%	736,000	685,810
09/15/2031	4.500%	523,000	475,285
02/15/2032	6.250%	435,000	441,169
Primo Water Holdings, Inc.(b)
04/30/2029	4.375%	309,000	288,427

Columbia Corporate Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	820,000	740,485
Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	510,000	497,187
US Foods, Inc.(b)
09/15/2028	6.875%	303,000	311,292
02/15/2029	4.750%	523,000	500,764
06/01/2030	4.625%	354,000	332,140
01/15/2032	7.250%	282,000	294,607
Total			91,846,009
Gaming 0.4%
Boyd Gaming Corp.
12/01/2027	4.750%	205,000	199,306
Boyd Gaming Corp.(b)
06/15/2031	4.750%	320,000	294,635
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,543,000	1,433,600
02/15/2030	7.000%	913,000	941,623
02/15/2032	6.500%	756,000	765,938
CDI Escrow Issuer, Inc.(b)
04/01/2030	5.750%	500,000	489,943
Churchill Downs, Inc.(b)
05/01/2031	6.750%	284,000	288,253
Colt Merger Sub, Inc.(b)
07/01/2027	8.125%	56,000	57,184
International Game Technology PLC(b)
04/15/2026	4.125%	1,597,000	1,564,782
Light & Wonder International, Inc.(b)
09/01/2031	7.500%	127,000	132,403
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	240,000	212,302
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	747,000	732,014
Scientific Games International, Inc.(b)
11/15/2029	7.250%	305,000	313,565
Wynn Resorts Finance LLC/Capital Corp.(b)
10/01/2029	5.125%	126,000	121,297
Total			7,546,845
Health Care 3.6%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	523,000	512,512
Avantor Funding, Inc.(b)
07/15/2028	4.625%	914,000	880,649
11/01/2029	3.875%	459,000	422,816
Bausch & Lomb Escrow Corp.(b)
10/01/2028	8.375%	478,000	490,941
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson & Co.
02/08/2029	4.874%	18,188,000	18,336,807
Catalent Pharma Solutions, Inc.(b)
04/01/2030	3.500%	501,000	482,800
Charles River Laboratories International, Inc.(b)
03/15/2029	3.750%	148,000	137,078
03/15/2031	4.000%	194,000	176,330
CHS/Community Health Systems, Inc.(b)
03/15/2027	5.625%	628,000	601,549
04/15/2029	6.875%	459,000	376,571
05/15/2030	5.250%	623,000	543,971
02/15/2031	4.750%	394,000	324,177
01/15/2032	10.875%	212,000	227,776
Cigna Corp.
03/15/2050	3.400%	4,315,000	3,019,810
Concentra Escrow Issuer Corp.(b)
07/15/2032	6.875%	395,000	406,859
CVS Health Corp.
06/01/2044	6.000%	10,030,000	10,071,261
07/20/2045	5.125%	8,270,000	7,449,490
DaVita, Inc.(b)
06/01/2030	4.625%	235,000	215,300
Encompass Health Corp.
02/01/2028	4.500%	520,000	502,883
HCA, Inc.
06/01/2028	5.200%	2,648,000	2,674,211
03/15/2052	4.625%	7,710,000	6,364,248
Indigo Merger Sub, Inc.(b)
07/15/2026	2.875%	200,000	189,590
IQVIA, Inc.(b)
05/15/2030	6.500%	239,000	245,915
Medline Borrower LP/Co-Issuer, Inc.(b)
04/01/2029	6.250%	491,000	501,408
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%	100,000	93,327
10/01/2029	5.250%	1,422,000	1,374,937
Select Medical Corp.(b)
08/15/2026	6.250%	1,121,000	1,129,433
Star Parent, Inc.(b)
10/01/2030	9.000%	928,000	991,217
Surgery Center Holdings, Inc.(b)
04/15/2032	7.250%	411,000	425,097
Tenet Healthcare Corp.
02/01/2027	6.250%	394,000	394,640
11/01/2027	5.125%	1,793,000	1,762,485
10/01/2028	6.125%	416,000	417,031
05/15/2031	6.750%	716,000	735,694
Total			62,478,813
Columbia Corporate Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 4.8%
Aetna, Inc.
11/15/2042	4.125%	2,686,000	2,160,558
08/15/2047	3.875%	1,157,000	865,293
Centene Corp.
02/15/2030	3.375%	7,594,000	6,875,437
10/15/2030	3.000%	16,581,000	14,542,076
03/01/2031	2.500%	19,592,000	16,429,629
UnitedHealth Group, Inc.
04/15/2031	4.900%	8,503,000	8,594,429
04/15/2034	5.000%	22,009,000	22,118,181
07/15/2044	5.500%	7,660,000	7,743,560
04/15/2064	5.500%	3,075,000	3,045,944
Total			82,375,107
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	171,000	163,878
04/01/2029	4.750%	65,000	61,559
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	193,000	193,167
08/01/2030	5.125%	355,000	346,742
Total			765,346
Independent Energy 1.6%
Baytex Energy Corp.(b)
04/30/2030	8.500%	148,000	156,236
03/15/2032	7.375%	870,000	888,478
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	4,758,679
Civitas Resources, Inc.(b)
07/01/2028	8.375%	174,000	183,009
11/01/2030	8.625%	155,000	167,378
07/01/2031	8.750%	192,000	206,731
CNX Resources Corp.(b)
01/15/2029	6.000%	519,000	514,107
01/15/2031	7.375%	200,000	206,576
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	1,402,000	1,394,279
Comstock Resources, Inc.(b)
03/01/2029	6.750%	235,000	227,797
03/01/2029	6.750%	135,000	130,577
01/15/2030	5.875%	299,000	278,508
CrownRock LP/Finance, Inc.(b)
10/15/2025	5.625%	219,000	218,931
05/01/2029	5.000%	153,000	153,666
Diamondback Energy, Inc.
04/18/2064	5.900%	4,205,000	4,185,136
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(b)
02/01/2029	5.750%	731,000	720,283
04/15/2030	6.000%	226,000	221,319
02/01/2031	6.000%	300,000	291,556
04/15/2032	6.250%	353,000	343,276
Matador Resources Co.(b)
04/15/2028	6.875%	297,000	302,748
04/15/2032	6.500%	658,000	660,843
Occidental Petroleum Corp.
10/01/2054	6.050%	8,163,000	8,214,228
Permian Resources Operating LLC(b)
01/15/2032	7.000%	1,009,000	1,044,140
Permian Resources Operating LLC(b),(g)
02/01/2033	6.250%	321,000	323,236
SM Energy Co.(b)
08/01/2029	6.750%	317,000	318,889
08/01/2032	7.000%	320,000	323,436
Southwestern Energy Co.
02/01/2029	5.375%	227,000	222,489
02/01/2032	4.750%	991,000	925,877
Total			27,582,408
Integrated Energy 2.2%
BP Capital Markets America, Inc.
11/17/2027	5.017%	25,220,000	25,576,468
11/17/2034	5.227%	7,645,000	7,775,094
Cenovus Energy, Inc.
02/15/2052	3.750%	5,913,000	4,303,224
Total			37,654,786
Leisure 0.5%
Boyne USA, Inc.(b)
05/15/2029	4.750%	166,000	157,476
Carnival Corp.(b)
03/01/2027	5.750%	522,000	519,419
08/01/2028	4.000%	740,000	700,161
08/15/2029	7.000%	212,000	221,134
Carnival Holdings Bermuda Ltd.(b)
05/01/2028	10.375%	354,000	382,734
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	472,000	475,015
Cinemark USA, Inc.(b)
07/15/2028	5.250%	250,000	241,890
08/01/2032	7.000%	185,000	188,324
Live Nation Entertainment, Inc.(b)
05/15/2027	6.500%	258,000	261,055
10/15/2027	4.750%	398,000	386,384

Columbia Corporate Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Corp., Ltd.(b)
03/15/2026	5.875%	210,000	209,021
02/15/2029	7.750%	112,000	117,876
Royal Caribbean Cruises Ltd.(b)
07/01/2026	4.250%	292,000	284,329
08/31/2026	5.500%	426,000	424,090
01/15/2030	7.250%	630,000	660,576
03/15/2032	6.250%	223,000	227,221
Royal Caribbean Cruises Ltd.(b),(g)
02/01/2033	6.000%	242,000	243,597
Six Flags Entertainment Corp.(b)
05/15/2031	7.250%	349,000	359,120
Six Flags Entertainment Corp./Theme Parks, Inc.(b)
05/01/2032	6.625%	673,000	690,788
Vail Resorts, Inc.(b)
05/15/2032	6.500%	362,000	370,496
Viking Cruises Ltd.(b)
02/15/2029	7.000%	614,000	620,145
07/15/2031	9.125%	281,000	306,427
Total			8,047,278
Life Insurance 6.4%
Guardian Life Global Funding(b)
12/10/2025	0.875%	13,510,000	12,801,488
Met Tower Global Funding(b)
04/12/2029	5.250%	5,647,000	5,779,070
Metropolitan Life Global Funding I(b)
06/17/2029	3.050%	3,160,000	2,927,260
01/07/2031	1.550%	4,810,000	3,907,042
01/08/2034	5.050%	1,943,000	1,956,113
New York Life Global Funding(b)
01/09/2034	5.000%	9,487,000	9,554,904
New York Life Insurance Co.(b)
Subordinated
05/15/2050	3.750%	2,780,000	2,124,180
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2059	3.625%	5,361,000	3,760,612
Pacific Life Global Funding II(b)
04/14/2026	1.375%	17,139,000	16,181,342
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	19,150,000	18,919,159
Principal Life Global Funding II(b)
11/21/2024	2.250%	11,590,000	11,474,827
08/16/2026	1.250%	1,000,000	928,653
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	2,765,000	2,524,329
05/15/2050	3.300%	12,966,000	8,871,712
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Financial, Inc.
06/15/2026	3.650%	9,490,000	9,263,648
Total			110,974,339
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(b)
05/01/2025	5.375%	310,000	309,064
04/01/2032	6.125%	623,000	629,678
Hilton Grand Vacations Borrower Escrow LLC(b)
01/15/2032	6.625%	545,000	550,504
Marriott Ownership Resorts, Inc.(b)
06/15/2029	4.500%	128,000	119,023
Total			1,608,269
Media and Entertainment 1.6%
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	830,000	733,514
09/15/2028	9.000%	455,000	483,499
06/01/2029	7.500%	433,000	371,903
04/01/2030	7.875%	579,000	589,528
iHeartCommunications, Inc.
05/01/2026	6.375%	296,962	251,932
05/01/2027	8.375%	315,000	128,275
Meta Platforms, Inc.
08/15/2052	4.450%	6,380,000	5,604,472
Outfront Media Capital LLC/Corp.(b)
01/15/2029	4.250%	216,000	200,389
03/15/2030	4.625%	721,000	662,193
02/15/2031	7.375%	136,000	142,527
Playtika Holding Corp.(b)
03/15/2029	4.250%	353,000	313,900
Roblox Corp.(b)
05/01/2030	3.875%	537,000	481,348
Univision Communications, Inc.(b)
08/15/2028	8.000%	675,000	678,660
05/01/2029	4.500%	248,000	216,901
Viacom, Inc.
03/15/2043	4.375%	2,270,000	1,583,145
Warnermedia Holdings, Inc.
03/15/2052	5.141%	1,263,000	939,294
03/15/2062	5.391%	18,746,000	13,967,542
Total			27,349,022
Metals and Mining 0.3%
Alcoa Nederland Holding BV(b)
03/15/2031	7.125%	247,000	254,818
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	115,808
10/01/2031	5.125%	590,000	557,453
Columbia Corporate Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium NV(b)
02/15/2026	5.875%	251,000	250,697
Constellium SE(b)
06/15/2028	5.625%	893,000	881,820
04/15/2029	3.750%	369,000	336,863
Constellium SE(b),(g)
08/15/2032	6.375%	487,000	486,526
Hudbay Minerals, Inc.(b)
04/01/2026	4.500%	344,000	336,670
04/01/2029	6.125%	403,000	403,114
Kaiser Aluminum Corp.(b)
03/01/2028	4.625%	91,000	85,406
06/01/2031	4.500%	486,000	430,883
Novelis Corp.(b)
11/15/2026	3.250%	370,000	352,217
01/30/2030	4.750%	986,000	929,569
08/15/2031	3.875%	367,000	323,303
Total			5,745,147
Midstream 3.9%
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	431,000	439,864
CNX Midstream Partners LP(b)
04/15/2030	4.750%	633,000	579,981
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	1,066,000	1,107,296
DT Midstream, Inc.(b)
06/15/2029	4.125%	318,000	297,467
06/15/2031	4.375%	637,000	587,168
Enbridge, Inc.
04/05/2034	5.625%	13,289,000	13,583,256
Energy Transfer LP
05/15/2054	5.950%	7,045,000	6,989,193
09/01/2054	6.050%	6,760,000	6,784,056
EQM Midstream Partners LP
08/01/2024	4.000%	562,000	561,961
07/15/2048	6.500%	107,000	108,666
EQM Midstream Partners LP(b)
07/01/2025	6.000%	212,000	212,094
07/01/2027	6.500%	307,000	312,845
01/15/2029	4.500%	333,000	318,691
04/01/2029	6.375%	281,000	286,942
01/15/2031	4.750%	552,000	521,344
Hess Midstream Operations LP(b)
02/15/2030	4.250%	143,000	132,769
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	5,322,312
09/01/2044	5.400%	3,929,000	3,688,443
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan, Inc.
02/15/2046	5.050%	1,600,000	1,437,702
MPLX LP
06/01/2034	5.500%	7,585,000	7,641,777
NuStar Logistics LP
10/01/2025	5.750%	182,000	182,182
06/01/2026	6.000%	132,000	132,320
04/28/2027	5.625%	647,000	643,531
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	6,939,000	5,897,784
Sunoco LP(b)
05/01/2029	7.000%	499,000	514,274
05/01/2032	7.250%	470,000	488,695
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	315,733
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	747,000	738,658
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%	699,000	646,827
08/15/2031	4.125%	1,016,000	924,623
11/01/2033	3.875%	562,000	487,649
Venture Global LNG, Inc.(b)
06/01/2028	8.125%	189,000	196,684
02/01/2029	9.500%	226,000	251,323
01/15/2030	7.000%	364,000	368,174
06/01/2031	8.375%	486,000	510,544
02/01/2032	9.875%	238,000	264,130
Western Midstream Operating LP
01/15/2029	6.350%	4,324,000	4,532,526
Total			68,009,484
Natural Gas 2.0%
NiSource, Inc.
02/15/2031	1.700%	35,176,000	28,735,941
05/15/2047	4.375%	2,710,000	2,256,350
NiSource, Inc.(c)
11/30/2054	6.950%	4,204,000	4,256,638
Total			35,248,929
Oil Field Services 0.2%
Kodiak Gas Services LLC(b)
02/15/2029	7.250%	219,000	225,462
Nabors Industries Ltd.(b)
01/15/2026	7.250%	404,000	411,324
01/15/2028	7.500%	89,000	87,360
Nabors Industries, Inc.(b)
05/15/2027	7.375%	157,000	159,843
01/31/2030	9.125%	228,000	243,980
08/15/2031	8.875%	646,000	658,102

Columbia Corporate Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Aquila Ltd.(b)
09/30/2028	8.000%	539,000	551,113
Transocean Titan Financing Ltd.(b)
02/01/2028	8.375%	695,000	722,800
Transocean, Inc.(b)
05/15/2029	8.250%	179,000	182,779
05/15/2031	8.500%	206,000	210,912
USA Compression Partners LP/Finance Corp.(b)
03/15/2029	7.125%	638,000	649,415
Total			4,103,090
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	215,000	188,514
Williams Scotsman International, Inc.(b)
08/15/2028	4.625%	250,000	238,018
Williams Scotsman, Inc.(b)
06/15/2029	6.625%	230,000	234,226
Total			660,758
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP(b)
07/15/2031	7.000%	431,000	440,903
Ladder Capital Finance Holdings LLLP/Corp.(b)
10/01/2025	5.250%	558,000	555,304
06/15/2029	4.750%	1,336,000	1,269,093
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
10/01/2028	5.875%	384,000	380,532
05/15/2029	4.875%	317,000	299,487
02/01/2030	7.000%	216,000	219,826
RHP Hotel Properties LP/Finance Corp.(b)
07/15/2028	7.250%	148,000	152,879
02/15/2029	4.500%	216,000	204,605
04/01/2032	6.500%	387,000	391,354
RLJ Lodging Trust LP(b)
07/01/2026	3.750%	222,000	211,853
09/15/2029	4.000%	275,000	245,720
Service Properties Trust(b)
11/15/2031	8.625%	291,000	309,617
Total			4,681,173
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
09/01/2029	4.000%	1,201,000	1,020,449
Canpack SA/US LLC(b)
11/15/2029	3.875%	471,000	423,277
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%	250,000	245,307
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(b)
08/15/2026	5.500%	178,000	174,346
08/15/2027	8.500%	399,000	391,058
Total			2,254,437
Pharmaceuticals 5.8%
1375209 BC Ltd.(b)
01/30/2028	9.000%	97,000	92,365
AbbVie, Inc.
03/15/2029	4.800%	24,518,000	24,822,501
Amgen, Inc.
03/02/2063	5.750%	17,709,000	17,798,731
Bausch Health Companies, Inc.(b)
06/01/2028	4.875%	152,000	117,000
09/30/2028	11.000%	173,000	161,724
Bristol-Myers Squibb Co.
02/22/2064	5.650%	10,984,000	11,055,002
Gilead Sciences, Inc.
03/01/2026	3.650%	6,900,000	6,774,217
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	1,196,000	1,091,363
Organon Finance 1 LLC(b)
04/30/2028	4.125%	419,000	393,640
04/30/2031	5.125%	1,117,000	1,026,198
Pfizer Investment Enterprises Pte., Ltd.
05/19/2063	5.340%	9,525,000	9,273,754
Roche Holdings, Inc.(b)
11/13/2028	5.338%	7,645,000	7,897,455
11/13/2030	5.489%	18,984,000	19,927,511
Total			100,431,461
Property & Casualty 0.4%
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	6.750%	834,000	828,056
04/15/2028	6.750%	939,000	943,848
11/01/2029	5.875%	84,000	80,434
01/15/2031	7.000%	342,000	348,127
AmWINS Group, Inc.(b)
02/15/2029	6.375%	477,000	484,060
AssuredPartners, Inc.(b)
01/15/2029	5.625%	608,000	579,085
02/15/2032	7.500%	157,000	160,060
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	716,000	690,465
GTCR AP Finance, Inc.(b)
05/15/2027	8.000%	39,000	39,114
HUB International Ltd.(b)
12/01/2029	5.625%	622,000	597,137
01/31/2032	7.375%	329,000	338,520
Columbia Corporate Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International, Ltd.(b)
06/15/2030	7.250%	1,654,000	1,706,987
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%	838,000	859,588
Total			7,655,481
Railroads 1.9%
Burlington Northern Santa Fe LLC
03/15/2055	5.500%	16,960,000	17,399,398
Genesee & Wyoming, Inc.(b)
04/15/2032	6.250%	652,000	660,363
Norfolk Southern Corp.
08/01/2030	5.050%	13,375,000	13,622,151
Watco Cos LLC/Finance Corp.(b)
08/01/2032	7.125%	808,000	827,686
Total			32,509,598
Restaurants 0.7%
1011778 BC ULC/New Red Finance, Inc.(b)
06/15/2029	6.125%	390,000	394,285
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	343,000	303,904
IRB Holding Corp.(b)
06/15/2025	7.000%	874,000	873,903
McDonald’s Corp.
05/17/2029	5.000%	9,509,000	9,678,776
Yum! Brands, Inc.
04/01/2032	5.375%	558,000	540,644
Total			11,791,512
Retailers 1.4%
Amazon.com, Inc.
05/12/2051	3.100%	3,612,000	2,549,737
Asbury Automotive Group, Inc.(b)
11/15/2029	4.625%	142,000	132,913
Group 1 Automotive, Inc.(b)
01/15/2030	6.375%	162,000	163,586
Hanesbrands, Inc.(b)
05/15/2026	4.875%	255,000	249,845
02/15/2031	9.000%	253,000	267,588
Home Depot, Inc. (The)
06/25/2054	5.300%	6,736,000	6,715,679
L Brands, Inc.(b)
07/01/2025	9.375%	37,000	38,112
10/01/2030	6.625%	498,000	502,527
L Brands, Inc.
06/15/2029	7.500%	113,000	116,551
11/01/2035	6.875%	227,000	230,058
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	273,000	256,878
08/01/2031	8.250%	193,000	202,183
Lithia Motors, Inc.(b)
01/15/2031	4.375%	255,000	229,791
Lowe’s Companies, Inc.
04/01/2062	4.450%	13,278,000	10,597,823
09/15/2062	5.800%	729,000	726,018
PetSmart, Inc./Finance Corp.(b)
02/15/2028	4.750%	783,000	735,559
02/15/2029	7.750%	235,000	228,134
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	617,000	526,534
Total			24,469,516
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	7.500%	147,000	149,008
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	3.250%	223,000	215,609
Total			364,617
Technology 4.5%
Amentum Escrow Corp.(b),(g)
08/01/2032	7.250%	224,000	228,733
Apple, Inc.
02/08/2051	2.650%	4,154,000	2,723,742
Block, Inc.
06/01/2026	2.750%	103,000	98,007
06/01/2031	3.500%	217,000	188,357
Block, Inc.(b)
05/15/2032	6.500%	782,000	795,668
Broadcom, Inc.(b)
11/15/2036	3.187%	24,111,000	19,673,571
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(b)
06/15/2029	8.000%	254,000	261,562
Clarivate Science Holdings Corp.(b)
07/01/2028	3.875%	258,000	242,140
07/01/2029	4.875%	695,000	655,756
Cloud Software Group, Inc.(b)
09/30/2029	9.000%	1,423,000	1,413,665
06/30/2032	8.250%	718,000	745,100
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	649,000	605,417
Entegris Escrow Corp.(b)
04/15/2029	4.750%	180,000	173,662
06/15/2030	5.950%	633,000	631,554

Columbia Corporate Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Foundry JV Holdco LLC(b)
01/25/2030	5.900%	4,113,000	4,257,304
GTCR W-2 Merger Sub LLC(b)
01/15/2031	7.500%	1,147,000	1,206,686
HealthEquity, Inc.(b)
10/01/2029	4.500%	626,000	589,417
Helios Software Holdings, Inc.(b)
05/01/2028	4.625%	476,000	434,373
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(b)
05/01/2029	8.750%	490,000	506,466
Intel Corp.
08/12/2051	3.050%	5,225,000	3,398,158
International Business Machines Corp.
05/15/2029	3.500%	16,635,000	15,833,132
ION Trading Technologies Sarl(b)
05/15/2028	5.750%	221,000	205,600
05/30/2029	9.500%	696,000	723,100
Iron Mountain, Inc.(b)
07/15/2030	5.250%	827,000	796,102
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	779,000	735,417
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	666,000	727,794
NCR Corp.(b)
10/01/2028	5.000%	424,000	405,575
04/15/2029	5.125%	445,000	425,093
10/01/2030	5.250%	220,000	206,509
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	863,000	844,593
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	15,995,000	13,688,751
Picard Midco, Inc.(b)
03/31/2029	6.500%	1,058,000	1,031,057
Seagate HDD
12/15/2029	8.250%	275,000	296,626
Sensata Technologies, Inc.(b)
07/15/2032	6.625%	314,000	319,198
Shift4 Payments LLC/Finance Sub, Inc.(b)
11/01/2026	4.625%	912,000	890,542
SS&C Technologies, Inc.(b)
06/01/2032	6.500%	344,000	350,230
UKG, Inc.(b)
02/01/2031	6.875%	1,004,000	1,031,249
Zebra Technologies Corp.(b)
06/01/2032	6.500%	415,000	426,251
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	441,000	402,522
Total			78,168,679
Tobacco 0.4%
Reynolds American, Inc.
08/15/2035	5.700%	6,276,000	6,332,090
Transportation Services 1.8%
Avis Budget Car Rental LLC/Finance, Inc.(b)
02/15/2031	8.000%	620,000	615,498
ERAC USA Finance LLC(b)
05/01/2028	4.600%	20,535,000	20,507,116
United Parcel Service, Inc.
05/22/2054	5.500%	4,540,000	4,590,436
05/22/2064	5.600%	5,840,000	5,910,667
Total			31,623,717
Wireless 1.9%
Altice France Holding SA(b)
02/15/2028	6.000%	343,000	107,004
Altice France SA(b)
01/15/2028	5.500%	757,000	553,882
07/15/2029	5.125%	535,000	375,318
10/15/2029	5.500%	120,000	84,408
SBA Communications Corp.
02/15/2027	3.875%	277,000	266,744
02/01/2029	3.125%	110,000	99,602
T-Mobile US, Inc.
02/15/2029	2.625%	20,007,000	18,245,549
02/15/2031	2.875%	11,964,000	10,598,448
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	736,000	623,556
07/15/2031	4.750%	849,000	728,827
04/15/2032	7.750%	314,000	314,389
Total			31,997,727
Wirelines 2.3%
AT&T, Inc.
12/01/2033	2.550%	4,585,000	3,752,862
05/15/2035	4.500%	2,000,000	1,885,372
Frontier Communications Holdings LLC(b)
05/15/2030	8.750%	326,000	341,506
03/15/2031	8.625%	540,000	565,733
Iliad Holding SAS(b)
10/15/2026	6.500%	555,000	556,365
10/15/2028	7.000%	1,037,000	1,038,558
Columbia Corporate Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/21/2031	2.550%	35,595,000	30,829,299
Total			38,969,695
Total Corporate Bonds & Notes (Cost $1,692,037,417)			1,645,877,133

Foreign Government Obligations(i) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(b)
05/01/2025	5.000%	393,000	390,128
06/01/2027	5.250%	251,000	244,973
11/15/2028	8.500%	172,000	182,461
05/15/2029	4.250%	313,000	282,758
02/15/2030	9.000%	851,000	901,468
Total			2,001,788
Total Foreign Government Obligations (Cost $1,964,898)			2,001,788

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(j),(k)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	8.594%	378,300	379,813
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(j),(k)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.694%	247,423	236,445
Property & Casualty 0.0%
Truist Insurance Holdings LLC(j),(k)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	10.085%	402,477	412,970
Retailers 0.1%
PetSmart LLC(j),(k)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.194%	492,462	488,049
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.1%
Ascend Learning LLC(j),(k)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.944%	555,713	555,974
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.194%	246,000	237,390
DCert Buyer, Inc.(j),(k)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.344%	119,000	102,439
UKG, Inc.(j),(k)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/10/2031	8.555%	187,374	187,914
Total			1,083,717
Total Senior Loans (Cost $2,605,537)			2,600,994

U.S. Treasury Obligations 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2043	3.875%	6,489,000	6,037,812
08/15/2043	4.375%	25,546,000	25,422,261
02/15/2053	3.625%	17,108,000	15,028,309
Total U.S. Treasury Obligations (Cost $45,575,685)			46,488,382

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.551%(l),(m)	13,171,950	13,169,316
Total Money Market Funds (Cost $13,165,810)		13,169,316
Total Investments in Securities (Cost: $1,756,885,241)		1,710,583,868
Other Assets & Liabilities, Net		18,107,207
Net Assets		1,728,691,075
At July 31, 2024, securities and/or cash totaling $5,585,505 were pledged as collateral.

Columbia Corporate Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	679	09/2024	USD	82,010,469	2,596,111	—
U.S. Treasury 2-Year Note	1,320	09/2024	USD	271,084,688	2,040,715	—
U.S. Treasury 5-Year Note	117	09/2024	USD	12,623,203	235,689	—
Total					4,872,515	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,717)	09/2024	USD	(191,982,063)	—	(4,751,387)
U.S. Treasury Ultra 10-Year Note	(611)	09/2024	USD	(70,618,234)	—	(1,562,017)
U.S. Treasury Ultra Bond	(379)	09/2024	USD	(48,500,156)	—	(392,224)
Total					—	(6,705,628)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to $440,978,485, which represents 25.51% of total net assets.

(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2024.

(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2024, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.

(e)	Represents a security in default.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents a security purchased on a when-issued basis.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)
The stated interest rate represents the weighted average interest rate at July 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Variable rate security. The interest rate shown was the current rate as of July 31, 2024.
(l)	The rate shown is the seven-day current annualized yield at July 31, 2024.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.551%
	27,000,486	146,868,785	(160,701,790)	1,835	13,169,316	(300)	535,496	13,171,950
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Columbia Corporate Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Corporate Income Fund, July 31, 2024 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Corporate Income Fund  | 2024

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1QT136_04_P01_(09/24)